Fair Value of Financial Instruments and Derivatives Instruments, detail 2(Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Derivative [Line Items]
Net (Loss) Recognized	$ 1,082	$ (5,449)
Derivatives not designated as hedging instruments | Other (Expense)/Income- Loss on Derivatives
Derivative [Line Items]
Interst Rate Contracts	$ 1,082	$ (5,449)